Note 5 - Deposits (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Time Deposits Minimum Denomination		$ 250
Time Deposits, at or Above FDIC Insurance Limit	$ 23,018	$ 14,252